Segment Reporting (Schedule of Segment Reporting Information) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Segment operating revenues	$ 1,845	$ 1,660	$ 5,047	$ 4,610	$ 6,082	$ 5,586	$ 5,243
Wholesale transmission service	374	351	1,094	1,053	1,394	1,291	1,162
Base operation and maintenance, and administrative expenses	385	338	1,123	932	1,293	1,150	1,055
Depreciation and amortization	300	269	877	787	1,060	978	904
Other (income) and deductions	29	15	61	45	63	31	(20)
Provision in lieu of income taxes	(80)	(72)	(174)	(172)	(208)	(185)	(201)
Interest expense and related charges - net	201	170	578	481	653	536	445
Segment net Income	380	324	820	800	968	864	905
Operating Segments [Member]
Segment Reporting Information [Line Items]
Segment operating revenues	1,845	1,660	5,047	4,610	6,082	5,586	5,243
Wholesale transmission service	374	351	1,094	1,053	1,394	1,291	1,162
Base operation and maintenance, and administrative expenses	282	272	818	728	1,013	973	906
SRP distribution operation and maintenance, and administrative expenses	38		108
Regulatory asset/liability amortization and cost of service accruals	74	77	223	229	309	258	174
Depreciation and amortization	300	269	877	787	1,060	978	904
Property taxes	68	63	207	196	253	241	258
Gross receipts and franchise taxes	79	79	217	214	295	293	285
Other (income) and deductions	(20)	(12)	(49)	(28)	(41)	(12)	11
Provision in lieu of income taxes	80	72	173	171	206	177	191
Interest expense and related charges - net	190	165	559	460	625	523	447
Segment expenses	1,465	1,336	4,227	3,810
Segment net Income	$ 380	$ 324	$ 820	$ 800	$ 968	$ 864	$ 905